February 28, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:  Grail Advisors ETF Trust

Grail American Beacon Large Cap Value ETF

RP Growth ETF

RP Focused Large Cap Growth ETF

Grail McDonnell Intermediate Municipal Bond ETF

Grail McDonnell Core Taxable Bond ETF

File Nos.  333-148082; 811-22154

Post-Effective Amendment No. 21

Ladies and Gentlemen:

We have acted as counsel to Grail Advisors ETF Trust (“Trust”) in connection with the preparation of Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  In this capacity, we have reviewed a copy of the Amendment being filed with the Securities and Exchange Commission.

Pursuant to paragraph (b)(4) of Rule 485 under the Securities Act of 1933, we represent that, based on our review and our assessment of the disclosure changes being effected by the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Very truly yours,

/s/ K&L Gates LLP

K&L Gates LLP